Schedule of Prepaid Expenses and Other Current Assets (Details) (Parenthetical) - Common Stock [Member] - I Heart Media [Member] - USD ($) $ in Millions	Mar. 05, 2020	Aug. 28, 2019
Shares issued to third-parties for services	20,834	166,667
Stock issued during period, value, issued for services	$ 0.1	$ 3.4